Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Book Value	Dec. 31, 2013 Book Value Predecessor	Jun. 30, 2014 Fair Value	Dec. 31, 2013 Fair Value Predecessor	Jun. 30, 2014 Fair Value Level 1	Dec. 31, 2013 Fair Value Level 1 Predecessor	Jun. 30, 2014 Fair Value Level 2	Dec. 31, 2013 Fair Value Level 2 Predecessor	Jun. 30, 2014 Fair Value Level 3	Dec. 31, 2013 Fair Value Level 3 Predecessor
Assets
Cash and cash equivalents, including Restricted cash			$ 1,916,585	$ 1,816,229	$ 1,916,585	$ 1,816,229	$ 1,916,585	$ 188,263		$ 1,627,966
Notes receivable			78,097	18,146	80,372	19,686			80,372	19,686
Total			1,994,682	1,834,375	1,996,957	1,835,915	1,916,585	188,263	80,372	1,647,652
Liabilities
Debt financing			25,743,723	21,440,857	25,892,529	22,963,578			25,892,529	22,963,578
Derivative liabilities	4,050	8,348	4,050	8,348	4,050	8,348			4,050	8,348
Guarantees			133,525	128,750	133,525	119,645					133,525	119,645
Total			25,881,298	21,577,955	26,030,104	23,091,571			25,896,579	22,971,926	133,525	119,645
Restricted cash	$ 546,690	$ 464,824	$ 546,700	$ 464,800